Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2017
Basis of preparation
Disclosure of reclassifications or changes in presentation [text block]
For the year ended December 31,
in 000€	2015
Deferred income - current - prior to change	16,509
Deferred income - current - restated	14,696
Reclassified non-current deferred maintenance revenue	1,813
Deferred income - non-current - prior to change	92
Deferred income - non-current - restated	1,905